Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of warrant activity

Balance December 31, 2019	153,439
Issued	72,154	(1)
Exercised	(64,542)	(2)
Cancelled	(1)
Balance December 31, 2020	161,050
Obtained due to merger	17,505	(3)
Issued	138,215	(4)
Exercised	(177,723)	(5)
Cancelled	—
Balance December 31, 2021	139,047
(1)	Warrants issued in 2020 includes 72,154 of three issuances of Series G warrants.
(2)	Warrants exercised in 2020 includes 34,831 of Series C pre-funded warrants at an exercise price of $10.50 per share, 29,047 Series F pre-funded warrants at an exercise price of $10.50 per share and 665 of placement agent warrants.
(3)	Obalon’s warrants outstanding at the time of the merger with the 1-for-3 reverse stock split adjustment and the 1-for-50 reverse stock split adjustment. In addition, this amount includes 10,098 warrants converted into common shares in July of 2021, see Note 11 for further details.
(4)	Warrants issued in 2021 includes 11,274 of Series G warrants and 126,941 of warrants issued to various institutional investors.
(5)	Warrants exercised in 2021 includes 37,581 Series A warrants at an exercise price of $234.00 per share, 1,285 Series C pre-funded warrants at an exercise price of $10.50 per share, 37,581 Series E warrants at an exercise price of $300.00 per share, 7,754 Series F pre-funded warrants at an exercise price of $10.50 per share, and 83,428 Series G warrants with exercise prices ranging from $288.50 per share to $300.00 per share, and an exchange of 10,098 warrants for common stock.

Black Scholes Model
Schedule of warrant assumptions used to calculate fair value

	Warrants Outstanding	Strike Price	Volatility	Remaining Life	Risk Free Rate
January 19, 2021	11,274	$310.50	97.1%	5.0	0.45%
June 28, 2021	118,941	$300.00	97.6%	5.0	0.90%
July 16, 2021	8,000	$202.00	157.7%	5.0	0.79%

	Warrants Outstanding	Strike Price	Volatility	Remaining Life	Risk Free Rate
First Issuance	24,000	$185.00	97.0%	5.0	0.56%
Second Issuance	24,000	$162.50	101.1%	5.0	0.27%
Third Issuance	80,000	$175.00	100.8%	5.0	0.37%